Earnings per share	12 Months Ended
Dec. 31, 2012
Earnings per share [Abstract]
Earnings per share

Note 18 - Earnings per share

The following is a reconciliation of the basic and diluted earnings per share computation:

	For the year ended December 31,
	2012	2011	2010

Net income for earnings per share	$4,213	$16,619	$19,932

Weighted average shares used in computation - basic	17,059,575	16,086,598	9,354,186
Dilutive effect of release of escrowed shares	-	201,644	1,335,202
Dilutive effect of warrants and put options	-	-	16,569
Weighted average shares used in diluted computation	17,059,575	16,288,242	10,705,957

Earnings per share - basic	$0.25	$1.03	$2.13
Earnings per share - diluted	$0.25	$1.02	$1.86

In accordance with the U.S. GAAP, outstanding ordinary shares that are contingently returnable are treated in the same manner as contingently issuable shares.

As of December 31, 2012, 5,800,000 shares were no longer subject to cancellation and were included in the calculation of basic earnings per share computation since January 1, 2012. A total of 361,327 ordinary shares owned by the Sponsors that were no longer subject to cancellation were used to calculate basic earnings per share upon provision of services. The remaining 405,496 ordinary shares in escrow which will be released contingent on financial advisory and certain other services to be provided by the Sponsors are excluded from basic and diluted earnings per share computation for 2012. As of December 31, 2012, all the Company's warrants and unit options were excluded from the diluted earnings per share calculation as they were anti-dilutive.

As of December 31, 2011, 5,000,000 shares were no longer subject to cancellation and were used to calculate basic earnings per share computation since January 1, 2011. In addition, a further 800,000 shares owned by the former shareholders of Honesty Group were no longer subject to cancellation based on satisfying the second Earn-Out Milestone. These shares were included in the diluted earnings per share computation starting October 1, 2011, the beginning of the quarter they became non-contingent. A further 20,517 shares owned by the sponsors were no longer subject to cancellation based on services rendered, and they were included in the basic earnings per share computation upon provision of services. As of December 31, 2011, all the Company's warrants and unit options were excluded from the diluted earnings per share calculation as they were anti-dilutive.

As of December 31, 2010, 5,000,000 shares owned by the former shareholders of Honesty Group were no longer subject to cancellation based on the satisfaction of the first Earn-Out Milestone. These shares were included in the diluted earnings per share computation starting October 1, 2010, the beginning of the quarter they became non-contingent. 340,810 shares owned by the sponsors were no longer subject to cancellation based on services rendered, and they were used to calculate the basic earnings per share computation upon provision of services. The shares subject to the Put Option are included in the calculation of diluted earnings per share on the reverse treasury stock method.